UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21852
Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

August
Date of reporting period:
February 28, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia Emerging Markets Bond Fund
Class A / REBAX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about Columbia Emerging Markets Bond Fund (the Fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 57	1.12% (a)
(a)	Annualized.
Key Fund
Statistics
Fund net assets	$ 275,554,335
Total number of portfolio holdings	156
Portfolio turnover for the reporting period	15%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets.
Derivatives
are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change
.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Knoll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Argentine Republic Government International Bond 07/09/2035 4.125%	3.0%
Qatar Government International Bond 03/14/2029 4.000%	2.7%
Mexico Government International Bond 04/16/2030 3.250%	2.3%
Colombia Government International Bond 01/30/2030 3.000%	2.2%
Romanian Government International Bond 02/14/2031 3.000%	1.9%
Turkey Government International Bond 02/17/2028 5.125%	1.7%
Indonesia Government International Bond 09/18/2029 3.400%	1.7%
Corp. Nacional del Cobre de Chile 01/08/2034 5.950%	1.5%
DP World PLC 07/02/2037 6.850%	1.4%
Colombia Government International Bond 04/15/2031 3.125%	1.4%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information
and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Emerging Markets Bond Fund
Institutional Class / CMBZX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about Columbia Emerging Markets Bond Fund (the Fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 45	0.88% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 275,554,335
Total number of portfolio holdings	156
Portfolio turnover for the reporting period	15%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets
.
Derivatives
are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject
to
change
.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Knoll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Argentine Republic Government International Bond 07/09/2035 4.125%	3.0%
Qatar Government International Bond 03/14/2029 4.000%	2.7%
Mexico Government International Bond 04/16/2030 3.250%	2.3%
Colombia Government International Bond 01/30/2030 3.000%	2.2%
Romanian Government International Bond 02/14/2031 3.000%	1.9%
Turkey Government International Bond 02/17/2028 5.125%	1.7%
Indonesia Government International Bond 09/18/2029 3.400%	1.7%
Corp. Nacional del Cobre de Chile 01/08/2034 5.950%	1.5%
DP World PLC 07/02/2037 6.850%	1.4%
Colombia Government International Bond 04/15/2031 3.125%	1.4%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Emerging Markets Bond Fund
Institutional 2 Class / CEBRX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about Columbia Emerging Markets Bond Fund (the Fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 37	0.74% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 275,554,335
Total number of portfolio holdings	156
Portfolio turnover for the reporting period	15%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets.
Derivatives
are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject
to
change
.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Knoll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Argentine Republic Government International Bond 07/09/2035 4.125%	3.0%
Qatar Government International Bond 03/14/2029 4.000%	2.7%
Mexico Government International Bond 04/16/2030 3.250%	2.3%
Colombia Government International Bond 01/30/2030 3.000%	2.2%
Romanian Government International Bond 02/14/2031 3.000%	1.9%
Turkey Government International Bond 02/17/2028 5.125%	1.7%
Indonesia Government International Bond 09/18/2029 3.400%	1.7%
Corp. Nacional del Cobre de Chile 01/08/2034 5.950%	1.5%
DP World PLC 07/02/2037 6.850%	1.4%
Colombia Government International Bond 04/15/2031 3.125%	1.4%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Emerging Markets Bond Fund
Institutional 3 Class / CEBYX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about Columbia Emerging Markets Bond Fund (the Fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 35	0.69% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 275,554,335
Total number of portfolio holdings	156
Portfolio turnover for the reporting period	15%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets
.
Derivatives
are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change
.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Knoll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Argentine Republic Government International Bond 07/09/2035 4.125%	3.0%
Qatar Government International Bond 03/14/2029 4.000%	2.7%
Mexico Government International Bond 04/16/2030 3.250%	2.3%
Colombia Government International Bond 01/30/2030 3.000%	2.2%
Romanian Government International Bond 02/14/2031 3.000%	1.9%
Turkey Government International Bond 02/17/2028 5.125%	1.7%
Indonesia Government International Bond 09/18/2029 3.400%	1.7%
Corp. Nacional del Cobre de Chile 01/08/2034 5.950%	1.5%
DP World PLC 07/02/2037 6.850%	1.4%
Colombia Government International Bond 04/15/2031 3.125%	1.4%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Emerging Markets Bond Fund
Class R / CMBRX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about Columbia Emerging Markets Bond Fund (the Fund) for the period of September 1, 2024 to February 28, 2025.
You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 69	1.37% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 275,554,335
Total number of portfolio holdings	156
Portfolio turnover for the reporting period	15%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets
.
Derivatives
are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change
.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Knoll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Argentine Republic Government International Bond 07/09/2035 4.125%	3.0%
Qatar Government International Bond 03/14/2029 4.000%	2.7%
Mexico Government International Bond 04/16/2030 3.250%	2.3%
Colombia Government International Bond 01/30/2030 3.000%	2.2%
Romanian Government International Bond 02/14/2031 3.000%	1.9%
Turkey Government International Bond 02/17/2028 5.125%	1.7%
Indonesia Government International Bond 09/18/2029 3.400%	1.7%
Corp. Nacional del Cobre de Chile 01/08/2034 5.950%	1.5%
DP World PLC 07/02/2037 6.850%	1.4%
Colombia Government International Bond 04/15/2031 3.125%	1.4%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
|
Columbia Emerging Markets Bond Fund | Class A

|

SSR141_01_(04/25)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Emerging Markets Bond Fund
Semi-Annual Financial Statements and Additional Information
February 28, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Emerging Markets Bond Fund | 2025

Portfolio of Investments
February 28, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Corporate Bonds & Notes 7.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brazil 0.5%
Braskem Netherlands Finance BV(a)
01/31/2050	5.875%	2,000,000	1,402,826
China 0.1%
Country Garden Holdings Co., Ltd.(a),(b)
07/12/2026	0.000%	3,600,000	346,401
India 0.5%
Adani Ports & Special Economic Zone Ltd.(a)
08/02/2041	5.000%	1,700,000	1,378,732
Russian Federation 0.4%
Phosagro OAO Via Phosagro Bond Funding DAC(a)
09/16/2028	2.600%	1,532,000	1,013,251
Saudi Arabia 1.5%
Greensaif Pipelines Bidco Sarl(a)
02/23/2036	5.853%	1,935,000	1,963,261
02/23/2038	6.129%	1,100,000	1,131,386
08/23/2042	6.103%	1,162,000	1,162,262
Total			4,256,909
South Africa 0.8%
Sasol Financing USA LLC
03/18/2031	5.500%	2,477,000	2,106,984
South Korea 1.0%
LG Chem Ltd.(a)
07/07/2026	1.375%	1,286,000	1,229,457
SK Hynix Inc(a)
01/17/2026	6.250%	1,500,000	1,520,813
Total			2,750,270
Tanzania 0.7%
AngloGold Ashanti Holdings PLC
10/01/2030	3.750%	565,000	517,154
HTA Group Ltd.(a)
06/04/2029	7.500%	1,468,000	1,490,302
Total			2,007,456
Turkey 0.8%
Sisecam UK PLC(a)
05/02/2032	8.625%	2,050,000	2,081,034
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Arab Emirates 1.2%
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2036	2.625%	1,780,000	1,492,347
09/30/2040	2.940%	2,398,707	1,949,255
Total			3,441,602
Total Corporate Bonds & Notes (Cost $22,943,914)			20,785,465

Foreign Government Obligations(c),(d) 81.7%

Angola 0.5%
Angolan Government International Bond(a)
05/08/2048	9.375%	1,700,000	1,400,064
Argentina 3.2%
Argentine Republic Government International Bond(e)
07/09/2035	4.125%	13,150,000	8,322,152
07/09/2046	4.125%	596,136	374,580
Total			8,696,732
Bahrain 1.7%
Bahrain Government International Bond(a)
05/18/2034	5.625%	2,443,000	2,267,893
CBB International Sukuk Programme Co. WLL(a)
05/18/2029	3.875%	2,707,000	2,501,530
Total			4,769,423
Brazil 1.2%
Brazilian Government International Bond
01/22/2032	6.125%	1,436,000	1,432,399
01/27/2045	5.000%	1,000,000	766,820
02/21/2047	5.625%	767,000	630,734
05/13/2054	7.125%	593,000	575,833
Total			3,405,786
Chile 2.9%
Chile Government International Bond
01/25/2050	3.500%	1,500,000	1,080,460
Corp Nacional del Cobre de Chile(a)
02/05/2049	4.375%	834,000	646,661
Corp. Nacional del Cobre de Chile(a)
01/08/2034	5.950%	4,083,000	4,136,421
Corporación Nacional del Cobre de Chile(a)
01/26/2036	6.440%	1,500,000	1,555,720
Empresa Nacional del Petroleo(a)
05/10/2033	6.150%	613,000	622,824
Total			8,042,086
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Bond Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Colombia 5.7%
Colombia Government International Bond
01/30/2030	3.000%		7,048,000	6,003,117
04/15/2031	3.125%		4,768,000	3,889,433
04/22/2032	3.250%		1,652,000	1,301,035
11/14/2035	8.000%		418,000	428,730
11/07/2036	7.750%		1,351,000	1,343,802
09/18/2037	7.375%		2,800,000	2,723,653
Total				15,689,770
Costa Rica 0.2%
Costa Rica Government International Bond(a)
11/13/2054	7.300%		515,000	542,379
Dominican Republic 1.8%
Dominican Republic International Bond(a)
01/30/2030	4.500%		2,489,000	2,320,697
09/23/2032	4.875%		1,288,000	1,177,275
04/30/2044	7.450%		700,000	750,292
06/05/2049	6.400%		800,000	766,830
Total				5,015,094
Ecuador 0.7%
Ecuador Government International Bond(a),(e)
07/31/2030	6.900%		1,500,000	990,455
07/31/2040	5.000%		1,635,182	806,094
Total				1,796,549
Egypt 2.1%
Egypt Government International Bond(a)
04/11/2031	6.375%	EUR	1,700,000	1,571,989
05/29/2032	7.625%		1,412,000	1,250,332
09/30/2033	7.300%		2,220,000	1,900,322
02/21/2048	7.903%		1,252,000	941,711
Total				5,664,354
Ethiopia 0.5%
Ethiopia International Bond(a),(b)
12/11/2024	0.000%		1,168,000	1,002,335
12/11/2024	0.000%		462,000	396,472
Total				1,398,807
Ghana 0.9%
Ghana Government International Bond(a),(e)
07/03/2035	5.000%		3,450,000	2,555,760
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Guatemala 0.7%
Guatemala Government Bond(a)
08/06/2031	6.050%		886,000	885,921
10/07/2033	3.700%		792,000	661,921
06/01/2050	6.125%		357,000	324,780
Total				1,872,622
Hungary 1.2%
Hungary Government International Bond(a)
09/22/2031	2.125%		2,885,000	2,352,804
09/21/2051	3.125%		1,700,000	1,073,803
Total				3,426,607
India 0.7%
Export-Import Bank of India(a)
01/15/2030	3.250%		2,000,000	1,859,553
Indonesia 4.2%
Indonesia Government International Bond
09/18/2029	3.400%		5,000,000	4,729,691
10/30/2049	3.700%		2,000,000	1,528,913
Perusahaan Penerbit SBSN Indonesia III(a)
06/23/2025	2.300%		1,145,000	1,138,205
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara(a)
06/30/2050	4.000%		2,900,000	2,137,241
PT Perusahaan Listrik Negara(a)
07/17/2049	4.875%		2,300,000	1,950,782
Total				11,484,832
Ivory Coast 1.0%
Ivory Coast Government International Bond(a)
10/17/2031	5.875%	EUR	2,700,000	2,664,922
Jordan 0.4%
Jordan Government International Bond(a)
10/10/2047	7.375%		1,197,000	1,070,618
Kazakhstan 2.3%
KazMunayGas National Co. JSC(a)
04/24/2030	5.375%		3,287,000	3,252,242
04/19/2047	5.750%		3,400,000	3,000,049
Total				6,252,291
Malaysia 0.7%
Malaysia Wakala Sukuk Bhd(a)
04/28/2051	3.075%		2,700,000	1,962,116
Mexico 8.2%
Comision Federal de Electricidad(a)
07/26/2033	3.875%		3,200,000	2,619,526
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Emerging Markets Bond Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Mexican Bonos
05/31/2029	8.500%	MXN	61,500,000	2,919,607
Mexico Government International Bond
04/16/2030	3.250%		7,000,000	6,295,082
01/15/2047	4.350%		1,800,000	1,312,696
02/10/2048	4.600%		1,600,000	1,199,726
05/07/2054	6.400%		2,220,000	2,077,598
Petroleos Mexicanos
11/12/2026	7.470%	MXN	42,200,000	1,919,675
01/28/2031	5.950%		391,000	332,012
01/23/2045	6.375%		1,809,000	1,231,114
02/12/2048	6.350%		1,400,000	939,102
01/23/2050	7.690%		2,264,000	1,714,649
Total				22,560,787
Mongolia 0.1%
Mongolia Government International Bond(a)
01/19/2028	8.650%		340,000	358,947
Morocco 0.6%
OCP SA(a)
06/23/2051	5.125%		2,000,000	1,559,855
Nigeria 2.0%
Nigeria Government International Bond(a)
09/28/2028	6.125%		1,100,000	1,028,177
09/28/2033	7.375%		1,945,000	1,722,358
12/09/2034	10.375%		776,000	810,309
11/28/2047	7.625%		2,400,000	1,919,436
Total				5,480,280
Oman 1.4%
Oman Government International Bond(a)
10/28/2027	6.750%		1,339,000	1,390,356
01/17/2048	6.750%		2,362,000	2,471,046
Total				3,861,402
Pakistan 0.8%
Pakistan Government International Bond(a)
09/30/2025	8.250%		419,000	418,684
12/05/2027	6.875%		1,000,000	930,442
04/08/2031	7.375%		1,078,000	941,253
Total				2,290,379
Panama 3.0%
Panama Government International Bond
03/16/2025	3.750%		900,000	898,972
03/01/2031	7.500%		1,026,000	1,064,632
09/29/2032	2.252%		2,200,000	1,606,146
01/19/2033	3.298%		2,186,000	1,715,866
02/14/2035	6.400%		919,000	870,281
01/31/2036	6.875%		1,304,000	1,266,184
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
01/19/2063	4.500%	1,583,000	981,698
Total			8,403,779
Paraguay 1.9%
Paraguay Government International Bond(a)
06/28/2033	3.849%	920,000	816,197
08/11/2044	6.100%	3,700,000	3,590,398
03/30/2050	5.400%	925,000	809,851
Total			5,216,446
Peru 2.3%
Peruvian Government International Bond
01/15/2034	3.000%	2,835,000	2,348,259
11/18/2050	5.625%	3,099,000	2,997,496
Petroleos del Peru SA(a)
06/19/2047	5.625%	1,500,000	983,991
Total			6,329,746
Philippines 1.0%
Philippine Government International Bond
07/06/2046	3.200%	3,818,000	2,715,083
Poland 1.8%
Republic of Poland Government International Bond
10/04/2033	4.875%	1,350,000	1,327,451
09/18/2034	5.125%	2,551,000	2,539,667
03/18/2054	5.500%	1,100,000	1,061,036
Total			4,928,154
Qatar 3.1%
Qatar Government International Bond(a)
04/23/2028	4.500%	700,000	700,952
03/14/2029	4.000%	7,483,000	7,352,575
04/23/2048	5.103%	600,000	584,136
Total			8,637,663
Romania 3.9%
Romanian Government International Bond(a)
02/27/2027	3.000%	2,284,000	2,193,640
02/14/2031	3.000%	6,364,000	5,340,436
03/27/2032	3.625%	2,552,000	2,143,078
02/10/2037	7.500%	1,080,000	1,112,685
Total			10,789,839
Russian Federation 0.3%
Gazprom PJSC via Gaz Finance PLC(a),(f)
02/25/2030	3.250%	1,383,000	823,860
Saudi Arabia 3.8%
KSA Sukuk Ltd.(a)
10/29/2029	2.969%	1,400,000	1,289,781
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Bond Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Saudi Government International Bond(a)
10/22/2030	3.250%	1,550,000	1,424,199
01/13/2035	5.625%	1,302,000	1,337,686
01/21/2055	3.750%	5,300,000	3,723,855
01/21/2055	3.750%	1,300,000	913,398
02/02/2061	3.450%	2,952,000	1,900,109
Total			10,589,028
Serbia 0.3%
Serbia International Bond(a)
12/01/2030	2.125%	965,000	796,968
South Africa 1.2%
Republic of South Africa Government International Bond
09/30/2049	5.750%	934,000	714,352
04/20/2052	7.300%	1,000,000	916,932
Republic of South Africa Government International Bond(a)
11/19/2054	7.950%	1,701,000	1,661,883
Total			3,293,167
Sri Lanka 0.7%
Sri Lanka Government International Bond(a)
04/15/2028	4.000%	360,538	337,006
Sri Lanka Government International Bond(a),(e)
01/15/2030	3.100%	290,052	258,377
03/15/2033	3.350%	568,932	458,282
06/15/2035	3.600%	384,160	267,118
05/15/2036	3.600%	266,616	216,929
02/15/2038	3.600%	533,456	439,494
Total			1,977,206
Turkey 6.0%
Turkey Government International Bond
04/14/2026	4.250%	1,350,000	1,332,366
03/25/2027	6.000%	2,000,000	2,011,868
02/17/2028	5.125%	4,900,000	4,786,495
03/14/2029	9.375%	800,000	882,716
04/26/2029	7.625%	2,400,000	2,495,876
05/30/2040	6.750%	760,000	710,758
Turkiye Government International Bond
03/13/2030	5.250%	1,723,000	1,625,405
05/15/2034	7.625%	2,629,000	2,709,505
Total			16,554,989
Ukraine 1.6%
Ukraine Government International Bond(a),(g)
02/01/2030	0.000%	206,867	115,655
02/01/2034	0.000%	773,031	334,474
Ukraine Government International Bond(a),(e)
02/01/2034	1.750%	1,207,380	712,572
02/01/2035	1.750%	2,916,237	1,697,589
02/01/2036	1.750%	978,406	558,426
Foreign Government Obligations(c),(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ukraine Government International Bond(a),(b)
08/01/2041	7.750%	1,200,000	990,401
Total			4,409,117
United Arab Emirates 3.6%
Abu Dhabi Government International Bond(a)
09/30/2049	3.125%	551,000	381,307
Abu Dhabi Ports Co. PJSC(a)
05/06/2031	2.500%	1,800,000	1,562,066
DP World Crescent Ltd.(a)
09/26/2028	4.848%	1,500,000	1,492,198
DP World Ltd.(a)
09/25/2048	5.625%	1,000,000	952,518
DP World PLC(a)
07/02/2037	6.850%	3,600,000	3,956,915
MDGH GMTN (RSC), Ltd.(a)
04/28/2033	5.500%	1,292,000	1,334,581
MDGH GMTN RSC Ltd.(a)
05/22/2053	5.084%	205,000	192,321
Total			9,871,906
Venezuela 1.0%
Petroleos de Venezuela SA(a),(b)
05/16/2024	0.000%	16,531,520	2,387,487
Venezuela Government International Bond(a),(b)
10/13/2024	0.000%	1,613,800	273,119
Total			2,660,606
Zambia 0.5%
Zambia Government International Bond(a),(e)
06/30/2033	5.750%	560,423	499,020
Zambia Government International Bond(a),(h)
12/31/2053	0.500%	1,543,355	975,939
Total			1,474,959
Total Foreign Government Obligations (Cost $241,102,479)			225,154,531

Money Market Funds 3.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.479%(i),(j)	8,956,761	8,955,865
Total Money Market Funds (Cost $8,955,328)		8,955,865
Total Investments in Securities (Cost $273,001,721)		254,895,861
Other Assets & Liabilities, Net		20,658,474
Net Assets		$275,554,335
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Emerging Markets Bond Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
6,665,337 EUR	6,987,190 USD	Morgan Stanley	04/11/2025	58,928	—
97,979,057 MXN	4,780,115 USD	Morgan Stanley	04/11/2025	40,028	—
Total				98,956	—
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 28, 2025, the total value of these securities amounted to $148,664,201, which represents 53.95% of total net assets.

(b)	Represents a security in default.
(c)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(d)	Principal and interest may not be guaranteed by a governmental entity.
(e)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of February 28, 2025.

(f)
As a result of sanctions and restricted cross-border payments, certain income and/or principal has not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record the income when it is considered collectible.

(g)	Zero coupon bond.
(h)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(i)	The rate shown is the seven-day current annualized yield at February 28, 2025.
(j)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.479%
	13,545,110	41,899,429	(46,488,756)	82	8,955,865	1,271	279,465	8,956,761
Currency Legend
EUR	Euro
MXN	Mexican Peso
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Bond Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Fair value measurements   (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	20,785,465	—	20,785,465
Foreign Government Obligations	—	225,154,531	—	225,154,531
Money Market Funds	8,955,865	—	—	8,955,865
Total Investments in Securities	8,955,865	245,939,996	—	254,895,861
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	98,956	—	98,956
Total	8,955,865	246,038,952	—	254,994,817
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Emerging Markets Bond Fund  | 2025

Statement of Assets and Liabilities
February 28, 2025 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $264,046,393)	$245,939,996
Affiliated issuers (cost $8,955,328)	8,955,865
Cash	71,485
Foreign currency (cost $2,810,373)	2,772,451
Unrealized appreciation on forward foreign currency exchange contracts	98,956
Receivable for:
Investments sold	874,710
Capital shares sold	14,058,412
Dividends	30,209
Interest	3,299,463
Foreign tax reclaims	245
Prepaid expenses	3,893
Other assets	24,278
Total assets	276,129,963
Liabilities
Payable for:
Capital shares redeemed	418,644
Management services fees	4,304
Distribution and/or service fees	354
Transfer agent fees	22,183
Compensation of chief compliance officer	24
Compensation of board members	1,074
Other expenses	26,832
Deferred compensation of board members	102,213
Total liabilities	575,628
Net assets applicable to outstanding capital stock	$275,554,335
Represented by
Paid in capital	372,415,254
Total distributable earnings (loss)	(96,860,919)
Total - representing net assets applicable to outstanding capital stock	$275,554,335
Class A
Net assets	$26,066,493
Shares outstanding	2,698,135
Net asset value per share	$9.66
Maximum sales charge	4.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$10.14
Institutional Class
Net assets	$71,110,693
Shares outstanding	7,349,813
Net asset value per share	$9.68
Institutional 2 Class
Net assets	$65,105,991
Shares outstanding	6,733,112
Net asset value per share	$9.67
Institutional 3 Class
Net assets	$100,450,393
Shares outstanding	10,380,853
Net asset value per share	$9.68
Class R
Net assets	$12,820,765
Shares outstanding	1,327,631
Net asset value per share	$9.66
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Bond Fund  | 2025

Statement of Operations
Six Months Ended February 28, 2025 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$279,465
Interest	7,480,274
Interfund lending	483
Foreign taxes withheld	(10,630)
Total income	7,749,592
Expenses:
Management services fees	803,414
Distribution and/or service fees
Class A	33,696
Class R	32,287
Transfer agent fees
Class A	25,474
Advisor Class	320
Institutional Class	65,892
Institutional 2 Class	14,316
Institutional 3 Class	2,994
Class R	12,207
Custodian fees	7,525
Printing and postage fees	10,665
Registration fees	47,770
Accounting services fees	18,378
Legal fees	8,997
Compensation of chief compliance officer	24
Compensation of board members	6,838
Deferred compensation of board members	9,133
Other	7,729
Total expenses	1,107,659
Net investment income	6,641,933
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(3,076,135)
Investments — affiliated issuers	1,271
Foreign currency translations	(162,305)
Forward foreign currency exchange contracts	744,841
Net realized loss	(2,492,328)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	4,270,409
Investments — affiliated issuers	82
Foreign currency translations	(34,519)
Forward foreign currency exchange contracts	(85,876)
Net change in unrealized appreciation (depreciation)	4,150,096
Net realized and unrealized gain	1,657,768
Net increase in net assets resulting from operations	$8,299,701
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Emerging Markets Bond Fund  | 2025

Statement of Changes in Net Assets

	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024
Operations
Net investment income	$6,641,933	$14,723,900
Net realized loss	(2,492,328)	(19,599,244)
Net change in unrealized appreciation (depreciation)	4,150,096	41,396,540
Net increase in net assets resulting from operations	8,299,701	36,521,196
Distributions to shareholders
Net investment income and net realized gains
Class A	(756,117)	(1,419,828)
Advisor Class	(11,366)	(66,551)
Class C	—	(32,524)
Institutional Class	(2,040,278)	(2,863,013)
Institutional 2 Class	(1,495,355)	(2,486,427)
Institutional 3 Class	(3,237,060)	(7,856,092)
Class R	(346,231)	(670,093)
Total distributions to shareholders	(7,886,407)	(15,394,528)
Decrease in net assets from capital stock activity	(5,243,267)	(29,536,473)
Total decrease in net assets	(4,829,973)	(8,409,805)
Net assets at beginning of period	280,384,308	288,794,113
Net assets at end of period	$275,554,335	$280,384,308
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Bond Fund  | 2025

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	February 28, 2025 (Unaudited)		August 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	55,787	536,729	899,824	8,361,882
Distributions reinvested	76,956	737,577	150,204	1,379,262
Shares redeemed	(355,627)	(3,406,712)	(1,198,071)	(11,034,974)
Net decrease	(222,884)	(2,132,406)	(148,043)	(1,293,830)
Advisor Class
Shares sold	3,016	29,349	194,896	1,798,543
Distributions reinvested	1,164	11,211	7,262	66,551
Shares redeemed	(87,376)	(835,361)	(295,920)	(2,721,278)
Net decrease	(83,196)	(794,801)	(93,762)	(856,184)
Class C
Shares sold	—	—	3,977	36,274
Distributions reinvested	—	—	3,609	32,408
Shares redeemed	—	—	(140,397)	(1,284,569)
Net decrease	—	—	(132,811)	(1,215,887)
Institutional Class
Shares sold	627,241	6,035,457	4,189,380	38,586,212
Distributions reinvested	212,049	2,035,027	308,060	2,852,569
Shares redeemed	(579,249)	(5,577,014)	(1,080,822)	(10,080,148)
Net increase	260,041	2,493,470	3,416,618	31,358,633
Institutional 2 Class
Shares sold	1,973,382	19,068,562	1,809,500	16,714,896
Distributions reinvested	155,853	1,494,849	270,222	2,485,211
Shares redeemed	(711,343)	(6,853,169)	(1,379,587)	(12,722,787)
Net increase	1,417,892	13,710,242	700,135	6,477,320
Institutional 3 Class
Shares sold	95,049	918,328	2,898,006	26,701,621
Distributions reinvested	337,159	3,237,060	855,643	7,853,651
Shares redeemed	(2,306,011)	(22,175,729)	(10,489,338)	(96,738,293)
Net decrease	(1,873,803)	(18,020,341)	(6,735,689)	(62,183,021)
Class R
Shares sold	27,215	260,604	41,236	377,310
Distributions reinvested	36,134	346,206	73,064	670,051
Shares redeemed	(115,293)	(1,106,241)	(312,490)	(2,870,865)
Net decrease	(51,944)	(499,431)	(198,190)	(1,823,504)
Total net decrease	(553,894)	(5,243,267)	(3,191,742)	(29,536,473)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Emerging Markets Bond Fund  | 2025

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Columbia Emerging Markets Bond Fund  | 2025

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Six Months Ended 2/28/2025 (Unaudited)	$9.64	0.22	0.07	0.29	(0.27)	(0.27)
Year Ended 8/31/2024	$8.95	0.45	0.72	1.17	(0.48)	(0.48)
Year Ended 8/31/2023	$9.00	0.43	(0.05)	0.38	(0.43)	(0.43)
Year Ended 8/31/2022	$11.59	0.37	(2.59)	(2.22)	(0.37)	(0.37)
Year Ended 8/31/2021	$11.31	0.40	0.20	0.60	(0.32)	(0.32)
Year Ended 8/31/2020	$11.29	0.45	(0.08)	0.37	(0.35)	(0.35)
Institutional Class
Six Months Ended 2/28/2025 (Unaudited)	$9.66	0.23	0.07	0.30	(0.28)	(0.28)
Year Ended 8/31/2024	$8.96	0.47	0.73	1.20	(0.50)	(0.50)
Year Ended 8/31/2023	$9.01	0.45	(0.04)	0.41	(0.46)	(0.46)
Year Ended 8/31/2022	$11.60	0.40	(2.60)	(2.20)	(0.39)	(0.39)
Year Ended 8/31/2021	$11.32	0.43	0.20	0.63	(0.35)	(0.35)
Year Ended 8/31/2020	$11.30	0.49	(0.09)	0.40	(0.38)	(0.38)
Institutional 2 Class
Six Months Ended 2/28/2025 (Unaudited)	$9.65	0.24	0.07	0.31	(0.29)	(0.29)
Year Ended 8/31/2024	$8.96	0.49	0.71	1.20	(0.51)	(0.51)
Year Ended 8/31/2023	$9.00	0.46	(0.03)	0.43	(0.47)	(0.47)
Year Ended 8/31/2022	$11.60	0.41	(2.61)	(2.20)	(0.40)	(0.40)
Year Ended 8/31/2021	$11.31	0.44	0.22	0.66	(0.37)	(0.37)
Year Ended 8/31/2020	$11.30	0.49	(0.09)	0.40	(0.39)	(0.39)
Institutional 3 Class
Six Months Ended 2/28/2025 (Unaudited)	$9.66	0.24	0.07	0.31	(0.29)	(0.29)
Year Ended 8/31/2024	$8.96	0.50	0.72	1.22	(0.52)	(0.52)
Year Ended 8/31/2023	$9.01	0.47	(0.05)	0.42	(0.47)	(0.47)
Year Ended 8/31/2022	$11.60	0.42	(2.60)	(2.18)	(0.41)	(0.41)
Year Ended 8/31/2021	$11.32	0.45	0.20	0.65	(0.37)	(0.37)
Year Ended 8/31/2020	$11.30	0.50	(0.09)	0.41	(0.39)	(0.39)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Emerging Markets Bond Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 2/28/2025 (Unaudited)	$9.66	3.05%	1.12%	1.12%	4.66%	15%	$26,066
Year Ended 8/31/2024	$9.64	13.44%	1.13%	1.13% (c)	4.95%	41%	$28,168
Year Ended 8/31/2023	$8.95	4.40%	1.14%	1.14%	4.79%	22%	$27,469
Year Ended 8/31/2022	$9.00	(19.53% )	1.12%	1.12%	3.65%	28%	$30,371
Year Ended 8/31/2021	$11.59	5.42%	1.12%	1.12% (c)	3.49%	56%	$43,920
Year Ended 8/31/2020	$11.31	3.40%	1.11% (d)	1.11% (d)	4.13%	175%	$46,632
Institutional Class
Six Months Ended 2/28/2025 (Unaudited)	$9.68	3.17%	0.88%	0.88%	4.89%	15%	$71,111
Year Ended 8/31/2024	$9.66	13.83%	0.88%	0.88% (c)	5.13%	41%	$68,463
Year Ended 8/31/2023	$8.96	4.66%	0.89%	0.89%	5.04%	22%	$32,918
Year Ended 8/31/2022	$9.01	(19.31% )	0.87%	0.87%	3.91%	28%	$41,413
Year Ended 8/31/2021	$11.60	5.67%	0.87%	0.87% (c)	3.75%	56%	$44,921
Year Ended 8/31/2020	$11.32	3.66%	0.86% (d)	0.86% (d)	4.40%	175%	$51,668
Institutional 2 Class
Six Months Ended 2/28/2025 (Unaudited)	$9.67	3.24%	0.74%	0.74%	5.02%	15%	$65,106
Year Ended 8/31/2024	$9.65	13.86%	0.75%	0.75%	5.32%	41%	$51,299
Year Ended 8/31/2023	$8.96	4.95%	0.75%	0.75%	5.20%	22%	$41,341
Year Ended 8/31/2022	$9.00	(19.29% )	0.73%	0.73%	4.05%	28%	$40,987
Year Ended 8/31/2021	$11.60	5.90%	0.75%	0.75%	3.86%	56%	$53,660
Year Ended 8/31/2020	$11.31	3.69%	0.73% (d)	0.73% (d)	4.44%	175%	$42,699
Institutional 3 Class
Six Months Ended 2/28/2025 (Unaudited)	$9.68	3.27%	0.69%	0.69%	5.10%	15%	$100,450
Year Ended 8/31/2024	$9.66	14.03%	0.70%	0.70%	5.40%	41%	$118,353
Year Ended 8/31/2023	$8.96	4.88%	0.70%	0.70%	5.25%	22%	$170,183
Year Ended 8/31/2022	$9.01	(19.16% )	0.68%	0.68%	4.11%	28%	$169,057
Year Ended 8/31/2021	$11.60	5.86%	0.69%	0.69%	3.92%	56%	$190,133
Year Ended 8/31/2020	$11.32	3.83%	0.68% (d)	0.68% (d)	4.53%	175%	$184,834
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Bond Fund  | 2025

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class R
Six Months Ended 2/28/2025 (Unaudited)	$9.64	0.21	0.07	0.28	(0.26)	(0.26)
Year Ended 8/31/2024	$8.95	0.43	0.71	1.14	(0.45)	(0.45)
Year Ended 8/31/2023	$8.99	0.40	(0.03)	0.37	(0.41)	(0.41)
Year Ended 8/31/2022	$11.58	0.35	(2.60)	(2.25)	(0.34)	(0.34)
Year Ended 8/31/2021	$11.30	0.37	0.20	0.57	(0.29)	(0.29)
Year Ended 8/31/2020	$11.29	0.42	(0.09)	0.33	(0.32)	(0.32)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Emerging Markets Bond Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Six Months Ended 2/28/2025 (Unaudited)	$9.66	2.92%	1.37%	1.37%	4.40%	15%	$12,821
Year Ended 8/31/2024	$9.64	13.16%	1.38%	1.38% (c)	4.70%	41%	$13,298
Year Ended 8/31/2023	$8.95	4.26%	1.39%	1.39%	4.55%	22%	$14,117
Year Ended 8/31/2022	$8.99	(19.75% )	1.37%	1.37%	3.40%	28%	$15,618
Year Ended 8/31/2021	$11.58	5.15%	1.37%	1.37% (c)	3.25%	56%	$21,419
Year Ended 8/31/2020	$11.30	3.05%	1.36% (d)	1.36% (d)	3.87%	175%	$21,748
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Bond Fund  | 2025

Notes to Financial Statements
February 28, 2025 (Unaudited)
Note 1. Organization
Columbia Emerging Markets Bond Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
The Board of Trustees of the Fund approved the conversion of all Advisor Class shares of the Fund to Institutional Class shares of the Fund and the subsequent elimination of Advisor Class shares. Effective on November 22, 2024, Advisor Class shares of the Fund were converted to Institutional Class shares of the Fund. This was a tax-free transaction for existing Advisor Class shareholders.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.
The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.

Columbia Emerging Markets Bond Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are
Columbia Emerging Markets Bond Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk in respect of over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.

Columbia Emerging Markets Bond Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities and to shift foreign currency exposure back to U.S. dollars. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at February 28, 2025:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	98,956
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended February 28, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)
Foreign exchange risk	744,841

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)
Foreign exchange risk	(85,876)
Columbia Emerging Markets Bond Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended February 28, 2025:
Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	211,063	(40,284)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of February 28, 2025:
Morgan Stanley ($)
Assets
Forward foreign currency exchange contracts	98,956
Total financial and derivative net assets	98,956
Total collateral received (pledged) (a)	-
Net amount (b)	98,956

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Columbia Emerging Markets Bond Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.60% to 0.393% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2025 was 0.599% of the Fund’s average daily net assets.
Participating Affiliates
The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. From time to time the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment
Columbia Emerging Markets Bond Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Participating Affiliates provide services to the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) either pursuant to subadvisory agreements, delegation agreements, personnel-sharing agreements or similar inter-company or other arrangements or relationships, and the Fund pays no additional fees and expenses as a result of any such arrangements.
These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with the appropriate respective regulators in their home jurisdictions and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States.
Pursuant to some of these arrangements or relationships, certain personnel of these Participating Affiliates may serve as "associated persons" of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and Statement of Additional Information (SAI), provide such services to the Fund.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.

Columbia Emerging Markets Bond Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
For the six months ended February 28, 2025, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.19
Advisor Class	0.04 (a)
Institutional Class	0.19
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.19

(a)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2025, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25% and 0.50% of the Fund’s average daily net assets attributable to Class A and Class R shares, respectively. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended February 28, 2025, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	4.75	0.50 - 1.00 (a)	1,316

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	January 1, 2025 through December 31, 2025 (%)	Prior to January 1, 2025 (%)
Class A	1.14	1.16
Institutional Class	0.89	0.91
Institutional 2 Class	0.76	0.79
Institutional 3 Class	0.71	0.74
Class R	1.39	1.41
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated
Columbia Emerging Markets Bond Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2025, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
273,002,000	6,714,000	(24,721,000)	(18,007,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at August 31, 2024, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(14,014,232)	(58,622,220)	(72,636,452)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $38,824,862 and $52,585,834, respectively, for the six months ended February 28, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.

Columbia Emerging Markets Bond Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended February 28, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	1,700,000	5.12	2
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at February 28, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended February 28, 2025.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the
Columbia Emerging Markets Bond Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Foreign securities and emerging market countries risk
Investing in foreign securities may involve heightened risks relative to investments in U.S. securities. Investing in foreign securities subjects the Fund to the risks associated with the issuer’s country of organization and places of business operations, including risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may be more volatile and less liquid than U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified. The financial information and disclosure made available by issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Geographic focus risk
The Fund may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund.
Latin America Region. The Fund is particularly susceptible to risks related to economic, political, regulatory, legal, social or other events or conditions affecting issuers in, or those that have investment exposure to, the Latin America region. These include risks of elevated and volatile interest, inflation and unemployment rates. Currency devaluations, exchange rate volatility and relatively high dependence upon commodities and international trade may also present additional risks for the Fund. Latin American economies may be susceptible to adverse government regulatory and economic intervention and controls, limitations in the ability to repatriate investment income, capital or the proceeds of the sale of securities, inadequate investor protections, less developed custody, settlement, regulatory, accounting, auditing and financial standards, unfavorable changes in laws or regulations, natural disasters, corruption and military activity.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. The Fund is subject to the risk that the income generated by its

Columbia Emerging Markets Bond Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates.  Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease.  Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Liquidity risk
Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund’s investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Columbia Emerging Markets Bond Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Shareholder concentration risk
At February 28, 2025, affiliated shareholders of record owned 67.2% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Columbia Emerging Markets Bond Fund  | 2025

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Emerging Markets Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR141_08_R01_(04/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	April 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	April 22, 2025

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	April 22, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	April 22, 2025